Average Annual Total Returns - Class K - BLACKROCK LIFEPATH INDEX 2040 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	14.10%
5 Years	11.44%
Since Inception	8.99%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	13.47%
5 Years	10.60%
Since Inception	8.17%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.53%
5 Years	8.80%
Since Inception	7.01%
Inception Date	May 31, 2011